SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2014
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Weighted-average common shares for the computation of EPS
The following table sets forth the computation of basic and diluted earnings per share from continuing operations for the years ended December 31:

(in thousands except per share amounts)	2014	2013	2012
Numerator:
Net earnings from continuing operations	$81,771	$114,298	$125,082
Denominator:
Denominator for basic earnings per share-weighted average common shares	48,525	49,755	49,596
Effect of dilutive securities	294	179	226
Denominator for diluted earnings per share-adjusted weighted average shares outstanding	48,819	49,934	49,822
Earnings per common share from continuing operations
Basic	$1.69	$2.30	$2.52
Diluted	$1.67	$2.29	$2.51